N-4	Jul. 18, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Jul. 18, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Invesco Oppenheimer V.I. International Growth Fund

On June 23, 2025, notice was provided that the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) approved a name change for the Invesco Oppenheimer V.I. International Growth Fund. The name change will take effect on or about August 22, 2025.

Fund Name Prior to August 22, 2025	Fund Name On or After August 22, 2025

Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. International Growth Fund

Effective on or about August 22, 2025, all references to Invesco Oppenheimer V.I. International Growth Fund are replaced with Invesco V.I. International Growth Fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective on or about August 22, 2025, all references to Invesco Oppenheimer V.I. International Growth Fund are replaced with Invesco V.I. International Growth Fund.
Invesco V.I. International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund